ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accrued payroll and welfare	26,219,450	44,151,796
Income and non-income-based taxes payables	16,073,041	27,574,193
Accrued professional expenses	4,772,321	6,561,299
Accrued marketing expenses	3,459,673	8,720,625
Advanced from customers	4,952,208	6,946,595
Accrued data and IT service expenses	2,934,834	3,074,882
Amounts due to employees for sale of their shares exercised under the share incentive plan	5,786,535	9,806,396
Others	3,065,192	4,853,796
Total	67,263,254	111,689,582